FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 29, 2020

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: Franklin Fund Allocator Series (Registrant)

     File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

On behalf of the Franklin LifeSmart™ Retirement Income Fund, LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, and Franklin LifeSmart™ 2055 Retirement Target Fund, series of the Registrant (Funds), submitted under the EDGAR system, is Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A (Amendment), which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 (1940 Act).

The Amendment is being filed to reflect changes to the Funds’ glide paths and other related strategy changes and to register a new series of the registrant. The new series is called Franklin LifeSmart™ 2060 Retirement Target Fund. As noted on the facing page, the Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information.

Please direct any comments or questions regarding this filing to Amy Fitzsimmons at (215) 564-8711 or in her absence to Kristin Ives at (215) 564-8037.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

SJG/dm